Operating Segments	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Operating Segments
Operating Segments
The Company is organized into five reportable segments based on the nature of services provided and the basis in which management makes business and operating decisions. The Company principally provides energy services in connection with on-shore drilling of oil and natural gas wells for small to large domestic independent oil and nature gas producers. The Company’s five segments consist of pressure pumping services ("Pressure Pumping"), well services ("Well Services"), natural sand proppant ("Sand"), contract land and directional drilling services ("Drilling") and other energy services ("Other Energy Services").

The Company's Chief Executive Officer and Chief Financial Officer comprise the Company's Chief Operating Decision Maker function ("CODM"). Segment information is prepared on the same basis that our CODM manages the segments, evaluates the segment financial statements, and makes key operating and resource utilization decisions. Segment evaluation is determined on a quantitative basis based on a function of revenue and earnings before interest, other expense (income), impairment, taxes and depreciation and amortization as well as a qualitative basis, such as nature of the product and service offerings, types of customers.

Based on the CODM's assessment, effective December 31, 2016, the Company reorganized the reportable segments to align with its new management reporting structure and business activities. Prior to this reorganization, the existing reportable segments were comprised of four segments for financial reporting purposes: land and directional drilling services, completion and production services, completion and production - natural sand proppant and remote accommodation services. As a result of this change, there are five reportable segments for financial reporting purposes as described above. Historical information in this Note to the financial statements has been revised to reflect the new reportable segment.

Additionally, given that the Company is a C Corporation that will file a consolidated income tax returns for periods following the contribution that occurred in October 2016 (See Note 1), the Company deems loss (income) before income taxes to be a more meaningful representation of operational performance. Historical information in this Note to the financial statements has been revised to reflect the presentation methodology.

The following table sets forth certain financial information with respect to the Company’s reportable segments:

	Completion and Production
Year Ended December 31, 2016	Pressure Pumping Services	Well Services	Sand	Drilling	Other Energy Services	Total
Revenue from external customers	$21,446,803	$9,157,042	$8,052,445	$28,177,737	$30,861,317	$97,695,344
Revenue from related parties	$102,409,045	$867,771	$25,783,253	$3,864,772	$5,412	$132,930,253
Cost of revenue	$82,551,909	$13,540,309	$31,894,499	$31,847,969	$13,186,060	$173,020,746
Selling, general and administrative expenses	$4,327,599	$2,336,002	$3,337,181	$5,624,705	$2,423,028	$18,048,515
Earnings before interest, other expense (income), impairment, taxes and depreciation and amortization	$36,976,340	$(5,851,498)	$(1,395,982)	$(5,430,165)	$15,257,641	$39,556,336
Other expense (income)	$26,743	$(565,966)	$96,388	$247,620	$37,043	$(158,172)
Interest expense	$599,147	$134,007	$434,243	$2,828,753	$100,032	$4,096,182
Depreciation, depletion, accretion and amortization	$37,012,902	$5,127,879	$6,483,384	$21,512,117	$2,179,116	$72,315,398
Impairment of long-lived assets	$138,587	$1,384,751	$—	$347,547	$—	$1,870,885
(Loss) income before income taxes	$(801,039)	$(11,932,169)	$(8,409,997)	$(30,366,202)	$12,941,450	$(38,567,957)
Provision for income taxes	$—	$50,265,203	$3,716	$—	$3,615,952	$53,884,871
Net (loss) income	$(801,039)	$(62,197,372)	$(8,413,713)	$(30,366,202)	$9,325,498	$(92,452,828)
Total expenditures for property, plant and equipment	$7,673,187	$404,612	$528,049	$2,709,478	$424,380	$11,739,706
Goodwill	$86,043,148	$—	$2,683,727	$—	$—	$88,726,875
Intangible assets, net	$21,435,058	$131,771	$—	$—	$—	$21,566,829
Total assets	$195,121,216	$66,043,726	$108,726,424	$99,867,691	$32,603,418	$502,362,475

	Completion and Production
Year Ended December 31, 2015	Pressure Pumping Services	Well Services	Sand	Drilling	Other Energy Services	Total
Revenue from external customers	$45,538,393	$26,134,568	$22,730,463	$68,457,719	$34,340,821	$197,201,964
Revenue from related parties	$124,320,162	$2,716,773	$38,181,970	$4,574,370	$941,553	$170,734,828
Cost of revenue	$129,042,660	$28,144,431	$44,905,053	$57,489,608	$15,105,497	$274,687,249
Selling, general and administrative expenses	$4,901,459	$2,285,684	$4,263,822	$8,573,174	$2,375,881	$22,400,020
Earnings before interest, other expense, impairment, taxes and depreciation and amortization	$35,914,436	$(1,578,774)	$11,743,558	$6,969,307	$17,800,996	$70,849,523
Other expense	$66,889	$686,617	$22,318	$1,121,093	$372,141	$2,269,058
Interest expense	$1,859,195	$429,061	$225,202	$2,890,130	$60,959	$5,464,547
Interest income	$—	$—	$98,056	$—	$436	$98,492
Depreciation, depletion, accretion and amortization	$35,728,715	$5,696,547	$6,305,501	$24,626,705	$2,141,106	$74,498,574
Impairment of long-lived assets	$1,213,885	$88,247	$1,904,981	$8,917,240	$—	$12,124,353
(Loss) income before income taxes	$(2,954,248)	$(8,479,246)	$3,383,612	$(30,585,861)	$15,227,226	$(23,408,517)
Provision (benefit) for income taxes	$72,435	$4,454	$—	$(184,523)	$(1,481,452)	$(1,589,086)
Net (loss) income	$(3,026,683)	$(8,483,700)	$3,383,612	$(30,401,338)	$16,708,678	$(21,819,431)
Total expenditures for property, plant and equipment	$4,169,678	$6,768,143	$2,371,526	$12,650,831	$2,491,821	$28,451,999
Goodwill	$86,043,148	$—	$2,683,727	$—	$—	$88,726,875
Intangible assets, net	$30,478,558	$159,271	$—	$—	$—	$30,637,829
Total assets	$226,679,023	$41,072,263	$118,574,434	$118,227,357	$31,859,058	$536,412,135

	Completion and Production
Year Ended December 31, 2014	Pressure Pumping Services	Well Services	Sand	Drilling	Other Energy Services	Total
Revenue from external customers	$12,144,538	$43,732,782	$53,174,559	$109,295,518	$17,168,471	$235,515,868
Revenue from related parties	$12,635,148	$1,520,310	$9,379,145	$12,869,425	$3,809,538	$40,213,566
Cost of revenue	$16,263,083	$31,715,681	$47,308,336	$93,571,050	$9,673,570	$198,531,720
Selling, general and administrative expenses	$1,409,618	$2,339,024	$3,689,852	$9,763,922	$1,336,432	$18,538,848
Earnings before interest, other expense, impairment, taxes and depreciation and amortization	$7,106,985	$11,198,387	$11,555,516	$18,829,971	$9,968,007	$58,658,866
Other expense	$1,744,695	$777,382	$1,101,952	$1,539,279	$563,856	$5,727,164
Interest expense	$386,618	$831,508	$127,988	$3,194,061	$63,420	$4,603,595
Interest expense from related parties	$—	$—	$184,479	$—	$—	$184,479
Interest income	$—	$—	$208,519	$—	$5,622	$214,141
Depreciation, depletion and amortization	$4,015,572	$4,768,024	$4,605,457	$21,319,617	$1,656,928	$36,365,598
(Loss) income before income taxes	$960,100	$4,821,473	$5,744,159	$(7,222,986)	$7,689,425	$11,992,171
Provision for income taxes	$10,897	$18,226	$4,826	$77,576	$7,402,669	$7,514,194
Net income (loss)	$949,203	$4,803,247	$5,739,333	$(7,300,562)	$286,756	$4,477,977
Total expenditures for property, plant and equipment	$180,466	$11,441,285	$5,493,441	$85,801,345	$9,679,496	$112,596,033
Goodwill	$86,131,395	$—	$2,683,727	$—	$—	$88,815,122
Intangible assets, net	$39,809,101	$186,770	$—	$—	$—	$39,995,871
Total assets	$275,701,590	$39,977,056	$130,079,381	$185,218,626	$38,925,705	$669,902,358

The pressure pumping services segment provides hydraulic fracturing. The well services segment provides coil tubing, flowback and equipment rental services. The sand segment sells, distributes and is capable of producing sand for use in hydraulic fracturing. The contract land and directional drilling services segment provides vertical, horizontal and directional drilling services. The other energy services segment provides housing, kitchen and dining, and recreational service facilities for oilfield workers that are located in remote areas away from readily available lodging. The pressure pumping and well service segments primarily services in the Utica Shale of Eastern Ohio, Marcellus Shale in Pennsylvania, Eagle Ford and Permian basin in Texas and mid-continent region. The natural sand proppant segment primarily services the Utica Shale and Montney Shale in British Columbia and Alberta, Canada. The contract land and directional drilling services segment primarily services the Permian Basin in West Texas. The other energy services segment primarily services Canada.